Note 5 - Segment Reporting - Reportable Segments (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Net sales		R$ 47,899.3	R$ 45,602.6	R$ 46,720.2
Cost of sales		(18,041.8)	(16,678.0)	(16,061.4)
Gross profit		29,857.5	28,924.6	30,658.8
Distribution expenses		(6,295.5)	(6,085.5)	(5,833.2)
Sales and marketing expenses		(5,620.0)	(5,925.0)	(5,344.7)
Administrative expenses		(2,623.8)	(2,166.1)	(2,281.3)
Other operating income/(expenses), net		1,217.3	1,223.1	1,936.1
Exceptional items		(108.7)	1,134.3	(357.2)
Income from operations (EBIT)		16,426.8	17,105.4	18,778.5
Net finance cost		(3,493.9)	(3,702.0)	(2,268.2)
Share of result of joint ventures		(3.1)	(5.0)	3.1
Income before income tax		12,929.8	13,398.4	16,513.4
Income tax expense		(5,079.3)	(315.0)	(3,634.2)
Net Income		7,850.5	13,083.4	12,879.2
Normalized EBITDA(iii)	[1]	20,147.6	19,483.1	22,209.7
Depreciation. amortization and impairment		R$ (3,612.1)	R$ (3,512.0)	R$ (3,074.6)
Normalized EBITDA margin in %		42.10%	42.70%	47.50%
Acquisition of property, plant and equipment		R$ 3,206.0	R$ 4,035.4	R$ 5,381.9
Total assets		86,851.9	83,841.4	90,176.3
Total liabilities		86,851.9	83,841.4	90,176.3
Operating segments [member]
Statement Line Items [Line Items]
Total assets		70,575.1	71,329.8	69,304.6
Total liabilities		32,747.0	31,811.0	29,701.2
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Total assets		(3,077.7)	(3,968.1)	(1,996.3)
Total liabilities		(3,077.7)	(3,968.1)	(1,996.3)
Unallocated amounts [member]
Statement Line Items [Line Items]
Total assets		19,354.5	16,479.7	22,868.0
Total liabilities		57,182.6	55,998.5	62,471.4
North Latin America segment [member]
Statement Line Items [Line Items]
Net sales	[2]	31,086.0	28,927.8	29,654.9
Cost of sales	[2]	(11,935.0)	(10,870.4)	(9,921.3)
Gross profit	[2]	19,151.0	18,057.4	19,733.6
Distribution expenses	[2]	(4,193.8)	(3,965.4)	(3,709.6)
Sales and marketing expenses	[2]	(3,655.5)	(3,671.1)	(3,264.0)
Administrative expenses	[2]	(1,954.1)	(1,486.3)	(1,599.8)
Other operating income/(expenses), net	[2]	1,170.5	1,283.7	1,871.5
Exceptional items	[2]	(56.1)	1,183.2	(273.9)
Income from operations (EBIT)	[2]	10,462.0	11,401.5	12,757.8
Net finance cost	[2]	(2,693.3)	(3,694.5)	(1,842.9)
Share of result of joint ventures	[2]	(4.7)	(6.8)	1.9
Income before income tax	[2]	7,764.0	7,700.2	10,916.8
Income tax expense	[2]	(3,309.5)	1,100.1	(1,884.7)
Net Income	[2]	4,454.5	8,800.3	9,032.1
Normalized EBITDA(iii)	[1]	13,233.9	12,805.0	15,274.6
Depreciation. amortization and impairment	[2]	R$ (2,715.8)	R$ (2,586.7)	R$ (2,242.9)
Normalized EBITDA margin in %	[2]	42.60%	44.30%	51.50%
Acquisition of property, plant and equipment	[2]	R$ 1,862.0	R$ 2,352.0	R$ 3,442.0
Total assets
Total liabilities
North Latin America segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Total assets	[2]	48,811.7	50,935.0	47,282.3
Total liabilities	[2]	23,031.6	22,958.9	20,998.7
North Latin America segment [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Total assets
Total liabilities
North Latin America segment [member] | Unallocated amounts [member]
Statement Line Items [Line Items]
Total assets
Total liabilities
South Latin America segment [member]
Statement Line Items [Line Items]
Net sales	[3]	10,769.7	10,212.9	11,255.6
Cost of sales	[3]	(4,122.6)	(3,685.4)	(4,306.8)
Gross profit	[3]	6,647.1	6,527.5	6,948.8
Distribution expenses	[3]	(1,007.9)	(979.6)	(1,047.5)
Sales and marketing expenses	[3]	(1,091.3)	(1,317.6)	(1,294.8)
Administrative expenses	[3]	(384.5)	(400.2)	(428.0)
Other operating income/(expenses), net	[3]	41.2	(39.0)	60.3
Exceptional items	[3]	(41.3)	(41.5)	(39.9)
Income from operations (EBIT)	[3]	4,163.3	3,749.6	4,198.9
Net finance cost	[3]	(709.5)	(439.0)	(868.6)
Share of result of joint ventures
Income before income tax	[3]	3,453.8	3,310.6	3,330.3
Income tax expense	[3]	(1,144.1)	(814.0)	(1,154.1)
Net Income	[3]	2,309.7	2,496.6	2,176.2
Normalized EBITDA(iii)	[1],[3]	4,866.6	4,501.7	4,877.8
Depreciation. amortization and impairment	[3]	R$ (662.0)	R$ (710.6)	R$ (639.0)
Normalized EBITDA margin in %	[3]	45.20%	44.10%	43.30%
Acquisition of property, plant and equipment	[3]	R$ 1,051.2	R$ 1,365.5	R$ 1,654.1
Total assets
Total liabilities
South Latin America segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Total assets	[3]	11,558.5	11,149.0	12,757.7
Total liabilities	[3]	6,015.2	5,576.4	5,093.9
South Latin America segment [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Total assets
Total liabilities
South Latin America segment [member] | Unallocated amounts [member]
Statement Line Items [Line Items]
Total assets
Total liabilities
North Latin America segment - Central America Operations, excluding Latin America South segment [member]
Statement Line Items [Line Items]
Net sales		4,733.0	3,973.2	3,328.8
Cost of sales		(2,045.6)	(1,798.6)	(1,563.0)
Gross profit		2,687.4	2,174.6	1,765.8
Distribution expenses		(538.6)	(409.9)	(357.4)
Sales and marketing expenses		(526.4)	(456.7)	(390.1)
Administrative expenses		(265.0)	(171.7)	(158.3)
Other operating income/(expenses), net		77.8	9.6	(0.2)
Exceptional items		(23.1)	(13.5)	(8.4)
Income from operations (EBIT)		1,412.1	1,132.4	851.4
Net finance cost		(46.5)	(9.2)	42.8
Share of result of joint ventures		6.0	19.0
Income before income tax		1,371.6	1,142.2	894.2
Income tax expense		(353.5)	(318.8)	(269.4)
Net Income		1,018.1	823.4	624.8
Normalized EBITDA(iii)	[1]	1,842.0	1,483.8	1,173.9
Depreciation. amortization and impairment		R$ (406.8)	R$ (338.0)	R$ (314.1)
Normalized EBITDA margin in %		38.90%	37.30%	35.30%
North Latin America Segment - Brazil beer operations [member]
Statement Line Items [Line Items]
Net sales		R$ 22,509.3	R$ 21,173.1	R$ 22,441.3
Cost of sales		(7,895.1)	(7,339.9)	(6,757.6)
Gross profit		14,614.2	13,833.2	15,683.7
Distribution expenses		(2,961.0)	(2,891.7)	(2,754.0)
Sales and marketing expenses		(2,953.6)	(3,044.0)	(2,691.3)
Administrative expenses		(1,476.3)	(1,160.2)	(1,341.5)
Other operating income/(expenses), net		825.0	969.8	1,551.2
Exceptional items		(28.2)	1,014.3	(265.2)
Income from operations (EBIT)		8,020.1	8,721.4	10,182.9
Net finance cost		(2,646.8)	(3,685.3)	(1,885.7)
Share of result of joint ventures		(10.7)	(25.8)	1.9
Income before income tax		5,362.6	5,010.3	8,299.1
Income tax expense		(2,956.0)	1,418.9	(1,615.3)
Net Income		2,406.6	6,429.2	6,683.8
Normalized EBITDA(iii)	[4]	10,047.3	9,618.6	12,038.9
Depreciation. amortization and impairment		R$ (1,999.0)	R$ (1,911.5)	R$ (1,590.8)
Normalized EBITDA margin in %		44.50%	45.40%	53.60%
Canada segment [member]
Statement Line Items [Line Items]
Net sales		R$ 6,043.6	R$ 6,461.9	R$ 5,809.7
Cost of sales		(1,984.2)	(2,122.2)	(1,833.3)
Gross profit		4,059.4	4,339.7	3,976.4
Distribution expenses		(1,093.8)	(1,140.5)	(1,076.1)
Sales and marketing expenses		(873.2)	(936.3)	(785.9)
Administrative expenses		(285.2)	(279.6)	(253.4)
Other operating income/(expenses), net		5.6	(21.6)	4.2
Exceptional items		(11.3)	(7.4)	(43.4)
Income from operations (EBIT)		1,801.5	1,954.3	1,821.8
Net finance cost		(91.1)	431.5	443.3
Share of result of joint ventures		1.6	1.8	1.2
Income before income tax		1,712.0	2,387.6	2,266.3
Income tax expense		(625.7)	(601.1)	(595.5)
Net Income		1,086.3	1,786.5	1,670.8
Normalized EBITDA(iii)	[1]	2,047.1	2,176.4	2,057.3
Depreciation. amortization and impairment		R$ (234.3)	R$ (214.7)	R$ (192.1)
Normalized EBITDA margin in %		33.90%	33.70%	35.40%
Acquisition of property, plant and equipment		R$ 292.8	R$ 317.9	R$ 285.8
Total assets
Total liabilities
Canada segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Total assets		10,204.9	9,245.8	9,264.6
Total liabilities		3,700.2	3,275.7	3,608.6
Canada segment [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Total assets
Total liabilities
Canada segment [member] | Unallocated amounts [member]
Statement Line Items [Line Items]
Total assets
Total liabilities
North Latin America segment - Brazil [member]
Statement Line Items [Line Items]
Net sales		26,353.0	24,954.6	26,326.1
Cost of sales		(9,889.4)	(9,071.8)	(8,358.3)
Gross profit		16,463.6	15,882.8	17,967.8
Distribution expenses		(3,655.2)	(3,555.5)	(3,352.2)
Sales and marketing expenses		(3,129.1)	(3,214.4)	(2,873.9)
Administrative expenses		(1,689.1)	(1,314.6)	(1,441.4)
Other operating income/(expenses), net		1,092.7	1,274.1	1,871.6
Exceptional items		(33.0)	1,196.7	(265.5)
Income from operations (EBIT)		9,049.9	10,269.1	11,906.4
Net finance cost		(2,646.8)	(3,685.3)	(1,885.7)
Share of result of joint ventures		(10.7)	(25.8)	1.9
Income before income tax		6,392.4	6,558.0	10,022.6
Income tax expense		(2,956.0)	1,418.9	(1,615.3)
Net Income		3,436.4	7,976.9	8,407.3
Normalized EBITDA(iii)	[4]	11,391.9	11,321.2	14,100.7
Depreciation. amortization and impairment		R$ (2,309.0)	R$ (2,248.7)	R$ (1,928.8)
Normalized EBITDA margin in %		43.20%	45.40%	53.60%
North Latin America segment - Brazil soft drink and non-alcoholic and non-carbonated operations [member]
Statement Line Items [Line Items]
Net sales		R$ 3,843.7	R$ 3,781.5	R$ 3,884.8
Cost of sales		(1,994.3)	(1,731.9)	(1,600.7)
Gross profit		1,849.4	2,049.6	2,284.1
Distribution expenses		(694.2)	(663.8)	(598.2)
Sales and marketing expenses		(175.5)	(170.4)	(182.6)
Administrative expenses		(212.8)	(154.4)	(99.9)
Other operating income/(expenses), net		267.7	304.3	320.4
Exceptional items		(4.8)	182.4	(0.3)
Income from operations (EBIT)		1,029.8	1,547.7	1,723.5
Net finance cost
Share of result of joint ventures
Income before income tax		1,029.8	1,547.7	1,723.5
Income tax expense
Net Income		1,029.8	1,547.7	1,723.5
Normalized EBITDA(iii)	[4]	1,344.6	1,702.6	2,061.8
Depreciation. amortization and impairment		R$ (310.0)	R$ (337.3)	R$ (338.0)
Normalized EBITDA margin in %		35.80%	45.00%	53.10%

[1]	Normalized EBITDA is calculated excluding of the net income the following effects: (i) Income tax expense, (iii) Share of results of joint ventures (iii) Net finance result, (iv) Exceptional items, and (v) Depreciation, amortization and impairment of property, plant and equipment.
[2]	Latin America - North: includes operations in Brazil, Luxembourg and CAC (El Salvador, Guatemala, Nicaragua, Dominican Republic, Saint Vincent, Dominica, Antigua, Cuba, Barbados and Panama).
[3]	Latin America - South: includes operations in Argentina, Bolivia, Chile, Paraguay and Uruguay. In addition Colombia, Ecuador and Peru, until December 31, 2016, due to exchange of shareholdings, according the Note 1 - Corporate information.
[4]	Normalized EBITDA is calculated excluding of the net income the following effects: (i) Income tax expense, (iii) Share of results of joint ventures, (iii) Net finance result, (iv) Exceptional items, and (v) Depreciation, amortization and impairment of property, plant and equipment.